Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 1.2	$ 1.5	$ 1.0
Developed Technology
Finite Lived Intangible Assets [Line Items]
Amortization expense for intangible assets	$ 0.2	$ 0.4	$ 0.2